SASCO 2007-BC4
Credit Risk Management Report
April 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4
Executive Summary
April 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): Aurora Loan Services, Chase Home Finance, Home Loan Services,
HomEq, Ocwen Loan Servicing, LLC, Select Portfolio Servicing,
Inc., Wells Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,755 96.74%
Collateral Balance $1,311,380,749 $1,264,880,976 96.45%
Closing Date
As of 4/25/2008
4/25/2008 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
Collateral Statistics
Early Payment Defaults* 75 $20,836,471
First Payment Defaults 16 $4,234,466
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
4/25/2008 $125,245 3
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
4/25/2008 $114,841 $114,841 $0
Remittance Date Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
Total Cash Flows
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the
Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Prepayments
3/25/2008 $1,281,738,421 $8,019,667 0.62
2/25/2008 $1,294,326,314 $11,991,217 0.92
4/25/2008 $1,273,232,576 $7,761,886 0.60
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
SASCO 2007-BC4 as of 4/25/2008
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: March 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in Florida which has a five month foreclosure timeline. At origination on 8/27/2007 the property securing this loan was valued at $723,000. A BPO dated 12/23/2007 valued this property at $397,500, representing a $325,500 or 45 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await the documents from the servicer.
4/30/2008
Clayton received the value reconciliation which states that the original appraisal appears to have been inflated. The reconciliation states that the methods, techniques, and conclusions of the original appraisal do not appear to be consistent with accepted appraisal practices, and the value appears to have been misrepresented. Clayton requested a copy of the original appraisal and the most recent valuation in order to further research the misrepresentation of value.
Default Reason: (Unknown)
69.02% 12/1/2008 $474,130 FFFF
Researching
BPO $723,000
$397,500
$686,850
$686,850
95%
173% 12/23/2007
9918916
1
9/1/2007
FL
670
10/1/2007
2
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. The property securing this loan has declined $60,000 or 46 percent since origination. This loan is in foreclosure status, and Florida has a five month foreclosure timeline.
5/1/2008 The borrower started a payment plan on 2/8/2008 and has made payments in the last two distributions. Clayton will monitor for the payments to continue.
Default Reason: (Unknown)
53.11% 2/1/2009 $58,961 6FFF
Researching - Pay Plan
BPO $132,000
$72,000
$111,000
$110,789
84%
154% 12/20/2007
9914644
1
12/1/2007
FL
475
5/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on 8/8/2007 the property securing this loan was valued at $400,000. A BPO dated 12/21/2007 valued this property at $229,000, representing a $171,000 or 43 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await a response from the servicer.
5/1/2008
Clayton received and reviewed the value reconciliation, which indicates that fraud may have been present upon origination of the loan. According to the reconciliation, the condition of the propety appears to have been misrepresented, along with the bathroom amenities and the market conditions at the time. Clayton requested a copy of the original appraisal and the most recent valuation to further research the possiblity of fraud.
Default Reason: (Unknown)
60.99% 9/1/2008 $231,774 6FRR
Researching
BPO $400,000
$229,000
$380,000
$380,000
95%
166% 12/21/2007
9918254
1
9/1/2007
VA
655
10/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: March 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/4/2008
As of the 1/25/2008 distribution, this loan is in foreclosure status. This loan is due for the 10/1/2007 payment. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies. We will also make sure an updated valuation is received by the 2/25/2008 distribution.
2/29/2008
Clayton has not received an updated value on this property that is in foreclosure status. We have asked the servicer to provide the most recent valuation or to perform one if none is available. We await a response.
4/2/2008 The servicer has issued an officer's certificate to stop advances on this loan and Clayton continues to await an updated value for this loan.
5/2/2008
The servicer responded that the property was valued at $71,900 on 12/11/2007. South Carolina has a six month foreclosure timeline. Clayton will monitor to see that the foreclosure proceeds in a timely manner.
Default Reason: (Unknown)
42.33% 1/1/2009 $26,989 FFFF
Researching
BPO $75,000
$71,900
$63,750
$63,368
85%
88% 12/11/2007
9920067
1
9/1/2007
SC
458
11/1/2006
2
4/2/2008 The borrower on this loan is in Chapter 13 Bankruptcy.
5/1/2008 The bankruptcy ended on 2/27/2008, and the borrower made a large payment in the 4/25/2008 distribution. Clayton will monitor for the payments to continue.
Default Reason: (Unknown)
63.52% 10/1/2009 $116,085 9999
Researching
Internal Estimate $215,000
$158,452
$182,750
$182,615
85%
115% 12/31/2006
9916286
1
9/1/2007
NJ
603
8/1/2007
2
4/2/2008 The borrower on this loan is currently in Chapter 7 bankruptcy.
4/24/2008 The bankruptcy ended on 3/10/2008. Clayton will monitor for the servicer to initiate foreclosure.
Default Reason: (Unknown)
49.27% 7/1/2009 $88,939 3699
Researching
Internal Estimate $190,000
$145,474
$180,500
$180,049
95%
124% 12/31/2006
9916099
1
10/1/2007
FL
514
6/1/2007
2
5/1/2008
A BPO dated 2/27/2008 valued the property at $6,000, a decline in value of $29,000 (83 percent). Clayton requested the valuation from the servicer in order to research the decline in value of the property. Additionally, the servicer stopped advancing on this loan which indicates that it has been approved for charge off. Clayton will monitor for the servicer to charge off this loan.
Default Reason: (Unknown)
81.33% 8/1/2009 $25,622 3699
Researching
BPO $35,000
$6,000
$31,500
$31,337
90%
522% 02/27/2008
9914219
1
10/1/2007
MI
479
12/1/2006
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: April 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00% 100.00% 100.00%
44.26% 46.81% 48.89% 41.46%
27 22 22 17
0 0 0 0
27 22 22 17
0 0 0 0
0 0 0 0
27 22 22 17
0 0 0 0
0 0 0 0
0 1 0 1
0 0 0 1
0 0 0 0
5 1 2 2
32 24 24 21
61 47 45 41
$0
$0
$0
$0
$183,618 $165,181 $124,244 $114,841
$183,618 $165,181 $124,244 $114,841
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
1/25/2008 2/25/2008 3/25/2008 4/25/2008 Trustee Remittance Date
Trustee Remittance Date: April 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9915259 IL CCCC 5/17/2007 3 05/17/2010 $313,670 $13,042 4%
9918567 MT CCC0 8/13/2007 3 08/13/2010 $150,823 $5,973 4%
9915508 HI CCC0 5/15/2007 3 05/15/2010 $290,860 $9,922 3%
9915460 CA CCC0 5/17/2007 3 05/17/2010 $124,861 $4,081 3%
9918584 DC CCCC 8/14/2007 3 08/14/2010 $180,034 $5,508 3%
9918711 CA CCCC 8/20/2007 3 08/20/2010 $84,876 $3,106 4%
9918768 MD CCCC 8/21/2007 3 08/21/2010 $199,707 $8,291 4%
9918566 UT CCC0 8/15/2007 3 08/15/2010 $100,813 $3,702 4%
9918442 HI CCCC 8/17/2007 3 08/17/2010 $347,165 $12,625 4%
9918744 MD CCCC 8/24/2007 3 08/24/2010 $125,405 $4,833 4%
9916850 FL 36F0 6/21/2007 1 06/21/2008 $313,113 $0 0 % Liquidated out of foreclosure status
9914501 PA C3C0 2/15/2007 2 02/15/2009 $282,468 $9,733 3%
9916122 FL CCCC 5/8/2007 3 05/08/2010 $78,589 $2,954 4%
9918379 MD C360 8/6/2007 3 08/06/2010 $202,287 $0 0 % Liquidated through short sale
9914635 UT CCC0 3/21/2007 2 03/21/2009 $265,268 $10,265 4%
9916927 CA 6FF0 6/22/2007 2 06/22/2009 $79,855 $2,975 4%
9919341 AZ CCC0 1/23/2007 3 01/23/2010 $312,137 $10,193 3%
9916161 AZ CCC0 5/3/2007 2 05/03/2009 $113,750 $3,185 3%
9916851 FL CCC0 6/22/2007 2 06/22/2009 $138,634 $4,452 3%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Section Four
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: March 31, 2008
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
1/25/2008 $0.00 0.00%
2/25/2008 $77,872.61 0.01%
3/25/2008 $25.50 0.00%
4/25/2008 $125,244.61 0.01%
Totals: $203,142.72 0.02%
Date Loan Loss Amount Loss Percentage
* The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
Trustee Remittance Date: April 25, 2008
SASCO 2007-BC4 Loss Reconciliation Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$46,940 9918379 $78,270 9916850
Loss
Loan Number
Loss
Loan Number
Loan-Level Loss Report
Loan-Level Loss Report Total:
$125,210
Subsequent Losses
$35 9915231
Loss
Loan Number
Monthly Security Loss:
$125,245
Losses Remitted: $125,245
Difference: $0
Loan-Level Losses: $125,210
Subsequent Losses: $35
Subsequent Gains: $0
4/25/2008 $125,245
Remittance Statement
Summary
Subsequent Losses Total:
$35
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 High Loan-Level Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
(Unknown) Default Reason:
36F0 10/1/2007 $315,000
Full $249,000
$350,000
02/12/2008
BPO
90%
6/21/2007
646
FL
Cash Out Refinance
Planned Unit
Development
1
9916850
$78,269.96
24.85%
10/1/2007
Short Sale/Refinance
4/30/2008
This loan was liquidated via a short sale in the 4/25/2008 distribution, resulting in a loss of $78,270, a 25 percent severity. The loss can be attributed to the property's value decline and interest advances. According to a BPO dated 2/12/2008, the property has declined in value by $101,000 or 29 percent. Additionally, the servicer advanced $12,044 in interest over the five months this loan was delinquent. This loan was not covered by mortgage insurance.
Lien
Prop. Type
State
Orig. Date
Valuation
Orig. Value
LIPD
Actual Loss
Liquidation Date
Loan Number
Pos
Loan Type
FICO
OLTV
Valuation Date
Current Value Orig. Balance Doc. Level
Loss
Liquidation Method
Delinquency
Losses Through: March 31, 2008
SASCO 2007-BC4 Loss Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
9918379
MD 8/6/2007 90% $202,500 $46,939.65 23.18%
$350,000
9916850
FL 6/21/2007 90% $315,000 $78,269.96 24.85%
$225,000
Monthly Total:
$125,209.61 24.20%
April 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
620 Delinquent 0.046
620 Paid Off 0.049
620 Current 0.071
610 Delinquent 0.048
610 Paid Off 0.071
630 Current 0.072
590 Current 0.046
590 Delinquent 0.046
580 Paid Off 0.044
580 Delinquent 0.041
600 Paid Off 0.038
610 Current 0.064
600 Delinquent 0.056
590 Paid Off 0.060
600 Current 0.060
480 Delinquent 0.025
490 Current 0.007
480 Current 0.004
470 Current 0.004
470 Delinquent 0.020
500 Delinquent 0.041
510 Current 0.041
500 Current 0.016
490 Delinquent 0.025
490 Paid Off 0.005
430 Current 0.000
430 Delinquent 0.002
420 Delinquent 0.002
580 Current 0.043
420 Current 0.000
460 Current 0.002
460 Delinquent 0.013
450 Delinquent 0.012
440 Delinquent 0.004
450 Current 0.024
550 Paid Off 0.066
560 Current 0.040
550 Delinquent 0.060
540 Paid Off 0.027
550 Current 0.042
570 Delinquent 0.040
570 Paid Off 0.049
570 Current 0.040
560 Delinquent 0.058
560 Paid Off 0.049
520 Delinquent 0.077
520 Paid Off 0.049
520 Current 0.036
510 Delinquent 0.060
510 Paid Off 0.077
540 Current 0.032
540 Delinquent 0.063
530 Paid Off 0.044
530 Current 0.042
530 Delinquent 0.030
FICO Delinquency Percentage
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
730 Current 0.005
720 Paid Off 0.011
730 Delinquent 0.001
740 Current 0.004
730 Paid Off 0.011
720 Delinquent 0.006
710 Current 0.008
700 Paid Off 0.011
710 Delinquent 0.005
720 Current 0.005
710 Paid Off 0.011
790 Delinquent 0.001
790 Current 0.001
790 Paid Off 0.005
810 Current 0.000
800 Current 0.001
780 Current 0.001
750 Current 0.002
740 Delinquent 0.001
760 Current 0.002
770 Delinquent 0.001
770 Current 0.002
650 Paid Off 0.033
650 Delinquent 0.033
660 Current 0.045
660 Paid Off 0.060
660 Delinquent 0.028
650 Current 0.054
630 Paid Off 0.066
630 Delinquent 0.046
640 Current 0.076
640 Paid Off 0.049
640 Delinquent 0.053
690 Delinquent 0.013
690 Current 0.023
690 Paid Off 0.022
700 Delinquent 0.002
700 Current 0.013
680 Paid Off 0.044
670 Delinquent 0.021
670 Current 0.036
670 Paid Off 0.033
680 Delinquent 0.015
680 Current 0.034
Paid Off 182 592 86.409
Current 4,921 598 66.913
Delinquent 846 569 68.791
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Loan-to-Value Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
0.7 Paid Off 0.181
0.7 Delinquent 0.130
0.8 Delinquent 0.275
1.0 Delinquent 0.165
0.6 Delinquent 0.064
0.7 Current 0.156
0.8 Current 0.243
0.9 Paid Off 0.214
1.0 Paid Off 0.165
1.0 Current 0.164
0.8 Paid Off 0.214
0.9 Delinquent 0.335
0.9 Current 0.286
0.3 Current 0.008
0.3 Paid Off 0.011
0.3 Delinquent 0.001
0.6 Current 0.081
0.1 Current 0.001
0.2 Current 0.002
0.4 Delinquent 0.007
0.5 Delinquent 0.022
0.5 Paid Off 0.077
0.6 Paid Off 0.126
0.4 Paid Off 0.011
0.4 Current 0.018
0.5 Current 0.041
LTV Delinquency Percentage
Paid Off 182 0.768 0.157
Current 4,921 0.793 0.148
Delinquent 846 0.819 0.122
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
280000 Current 0.021
290000 Delinquent 0.017
280000 Delinquent 0.020
270000 Delinquent 0.027
270000 Current 0.019
290000 Current 0.017
300000 Current 0.017
230000 Current 0.029
240000 Delinquent 0.032
230000 Delinquent 0.027
220000 Delinquent 0.037
260000 Current 0.024
260000 Delinquent 0.022
250000 Delinquent 0.026
240000 Current 0.032
250000 Current 0.031
80000 Current 0.031
90000 Current 0.023
80000 Delinquent 0.026
70000 Current 0.025
70000 Delinquent 0.020
110000 Current 0.043
110000 Delinquent 0.032
100000 Delinquent 0.035
90000 Delinquent 0.024
100000 Current 0.039
30000 Current 0.003
40000 Current 0.006
30000 Delinquent 0.005
220000 Current 0.035
20000 Current 0.001
60000 Delinquent 0.013
60000 Current 0.017
50000 Current 0.011
40000 Delinquent 0.006
50000 Delinquent 0.017
180000 Delinquent 0.038
190000 Delinquent 0.028
180000 Current 0.039
170000 Current 0.043
170000 Delinquent 0.035
210000 Delinquent 0.032
210000 Current 0.037
200000 Delinquent 0.028
190000 Current 0.030
200000 Current 0.037
130000 Delinquent 0.039
140000 Current 0.038
130000 Current 0.040
120000 Delinquent 0.046
120000 Current 0.040
160000 Current 0.041
160000 Delinquent 0.040
150000 Delinquent 0.018
140000 Delinquent 0.037
150000 Current 0.044
Balance Delinquency Percentage
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
520000 Current 0.002
520000 Delinquent 0.004
510000 Delinquent 0.004
510000 Current 0.002
540000 Current 0.002
540000 Delinquent 0.002
530000 Current 0.002
530000 Delinquent 0.002
480000 Current 0.003
480000 Delinquent 0.002
470000 Current 0.004
470000 Delinquent 0.008
500000 Delinquent 0.005
500000 Current 0.004
490000 Delinquent 0.002
490000 Current 0.004
550000 Current 0.002
560000 Current 0.001
570000 Current 0.002
550000 Delinquent 0.001
560000 Delinquent 0.006
570000 Delinquent 0.002
580000 Delinquent 0.004
350000 Delinquent 0.018
350000 Current 0.011
340000 Current 0.012
340000 Delinquent 0.014
370000 Delinquent 0.009
370000 Current 0.010
360000 Current 0.010
360000 Delinquent 0.014
310000 Delinquent 0.013
310000 Current 0.020
460000 Current 0.005
300000 Delinquent 0.022
330000 Current 0.011
330000 Delinquent 0.024
320000 Current 0.014
320000 Delinquent 0.021
380000 Current 0.007
430000 Current 0.004
440000 Current 0.007
420000 Current 0.007
430000 Delinquent 0.011
450000 Delinquent 0.009
460000 Delinquent 0.006
440000 Delinquent 0.002
450000 Current 0.004
390000 Current 0.006
400000 Current 0.006
380000 Delinquent 0.007
390000 Delinquent 0.006
410000 Current 0.005
420000 Delinquent 0.002
400000 Delinquent 0.013
410000 Delinquent 0.006
Balance Delinquency Percentage
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
840000 Current 0.000
830000 Delinquent 0.002
830000 Current 0.000
870000 Current 0.000
850000 Current 0.000
840000 Delinquent 0.002
820000 Current 0.000
790000 Current 0.000
780000 Current 0.000
760000 Current 0.000
810000 Current 0.000
800000 Current 0.000
790000 Delinquent 0.001
1060000 Current 0.000
1020000 Delinquent 0.001
1000000 Current 0.000
1180000 Current 0.000
1160000 Current 0.000
1100000 Current 0.000
970000 Current 0.000
900000 Current 0.000
890000 Current 0.000
880000 Current 0.000
950000 Current 0.000
940000 Current 0.000
920000 Current 0.000
1500000 Current 0.000
640000 Current 0.002
630000 Current 0.001
620000 Current 0.001
650000 Current 0.000
650000 Delinquent 0.002
640000 Delinquent 0.004
610000 Current 0.001
590000 Delinquent 0.006
580000 Current 0.001
750000 Current 0.000
600000 Delinquent 0.001
600000 Current 0.001
590000 Current 0.001
710000 Current 0.000
700000 Delinquent 0.001
700000 Current 0.001
750000 Delinquent 0.001
720000 Current 0.000
710000 Delinquent 0.002
690000 Current 0.001
670000 Current 0.000
660000 Delinquent 0.002
660000 Current 0.000
690000 Delinquent 0.001
680000 Delinquent 0.004
680000 Current 0.000
Balance Delinquency Percentage
Current 4,921 216,688.21 128,683.12
Status # of Loans Average Std. Deviation
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 846 237,940.51 143,553.42
Total: 5,767
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Mortgage Type Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Current 0.915
Primary Home Delinquent 0.903
Second Home Paid Off 0.005
Second Home Current 0.007
Second Home Delinquent 0.009
Investment Home Current 0.078
Primary Home Paid Off 0.912
Investment Home Paid Off 0.082
Investment Home Delinquent 0.087
Mortgage Type Delinquency Percentage
Fixed 5,683 1,219,465,403.86 214,581.28 132,755.49
ARM 266 48,154,961.08 181,033.69 166,087.41
Total: 5,949 1,267,620,364.94
Mortgage Type Loan Count Total Balance Avg. Balance Std. Deviation
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Mortgage Term Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
240 Current 0.003
180 Delinquent 0.012
360 Delinquent 0.975
360 Current 0.986
360 Paid Off 1.000
240 Delinquent 0.007
0 Current 0.004
0 Current 0.000
180 Current 0.006
120 Delinquent 0.001
0 Delinquent 0.005
0 Current 0.000
Mortgage Term Delinquency Percentage
5,949 26 1 40 21 0 5,861
# of Loans Other 120 180 240 300 360
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Mortgage Purpose Distribution
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Other 3 0.1%
Total 5,949 100.0%
Home Improvement 1 0.0%
Origination Statistics
Rate/term refinance 468 7.9%
Purpose Number Percentage
Cash-out refinance 4,215 70.9%
Purchase 1,262 21.2%
Other 1 0.0%
Total 4,921 100.0%
Home Improvement 1 0.0%
Current Loans
Rate/term refinance 386 7.8%
Purpose Number Percentage
Cash-out refinance 3,513 71.4%
Purchase 1,020 20.7%
Other 0 0.0%
Total 846 100.0%
Home Improvement 0 0.0%
Delinquent Loans
Rate/term refinance 75 8.9%
Purpose Number Percentage
Cash-out refinance 569 67.3%
Purchase 202 23.9%
Other 2 1.1%
Total 182 100.0%
Home Improvement 0 0.0%
Paid Off Loans
Rate/term refinance 7 3.8%
Purpose Number Percentage
Cash-out refinance 133 73.1%
Purchase 40 22.0%
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Ownership Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.91
Primary Home Delinquent 0.90
Second Home Delinquent 0.01
Second Home Current 0.01
Second Home Paid Off 0.01
Investment Home Current 0.08
Primary Home Current 0.92
Investment Home Paid Off 0.08
Investment Home Delinquent 0.09
Ownership Type Delinquency Percentage
Second Home 42
Investment Home 474
Primary Home 5,433
Total: 5,949
Title # of Loans
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Delinquent Balance Over Time
2008 Clayton Fixed Income Services Inc. All rights reserved.
3/31/2008 74,945,102.95 33,224,823.72 13,763,640.38 77,832,579.00 1,531,522.72
2/29/2008 76,039,116.67 29,313,156.88 8,646,831.15 56,087,406.34 816,590.73
1/31/2008 78,925,369.71 35,323,786.97 6,138,463.30 29,483,186.99 0.00
12/31/2007 74,383,200.18 33,930,875.01 2,073,578.00 2,626,775.66 0.00
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Delinquent Count Over Time
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
3/31/2008 340 136 64 296 10
2/29/2008 340 124 38 222 5
1/31/2008 357 155 22 117 0
12/31/2007 349 152 6 11 0
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Conditional Prepayment Rates
2008 Clayton Fixed Income Services Inc. All rights reserved.
2/29/2008 3/25/2008 7.27%
1/31/2008 2/25/2008 10.69%
3/31/2008 4/25/2008 7.19% 8.40%
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
Mortgage Data Through: March 31, 2008
SASCO 2007-BC4 Historical SDA Performance
2008 Clayton Fixed Income Services Inc. All rights reserved.
12/31/2007 7.67
$0
0.00% 0.00% 0.15% 0%
1/31/2008 8.65
$0
0.00% 0.00% 0.17% 0%
2/29/2008 9.64
$816,591
0.06% 0.76% 0.19% 393%
3/31/2008 10.64
$417,095
0.03% 0.39% 0.21% 184%
Averages: $9.15
$308,421
0.02% 0.29% 0.18% 144%
Date
Weighted
Average Age
Default Amt
Monthly
Default Rate CDR (F-R)
SDA Curve SDA %

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics